EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS [abstract]
Disclosure of employee benefits

17              28 EMPLOYEE BENEFITS

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Wages and salaries	3,672,234	4,362,506	4,848,830
Provision for medical, housing scheme and other employee benefits (a)	916,965	1,114,918	1,220,708
Contributions to the defined contribution scheme (b)	620,898	741,923	772,682
	5,210,097	6,219,347	6,842,220

(a)              Housing scheme

In accordance with the PRC housing reform regulations, the Group is required to make contributions to a state-sponsored housing fund at 10% or 12% of the salaries of the employees. At the same time, the employees are also required to make a contribution at 10% or 12% of the salaries out of their payroll. The employees are entitled to claim the entire sum of the fund under certain specified withdrawal circumstances. The Group has no further legal nor constructive obligation towards housing benefits of these employees offered beyond the above contributions made.

(b)              Defined contribution pension scheme

All the full-time employees of the Group are entitled to join a statutory pension scheme. The employees would receive pension payments equal to their basic salaries payable upon their retirement up to their death. Pursuant to the PRC laws and regulations, contributions to the basic old age insurance for the Group’s local staff are to be made monthly to a government agency based on 26% of the standard salary set by the provincial government, of which 18% is borne by the Company or its subsidiaries and the remainder 8% is borne by the employees. The government agency is responsible for the pension liabilities due to the employees upon their retirement. The Group accounts for these contributions on an accrual basis and charges the related contributions to expense in the year to which the contributions relate.

(c)              Five highest paid individuals

The five individuals whose emoluments were the highest in the Group for the year include one director (2016: one), three senior executives (2016: four) and one supervisor (2016: Nil).

The emolument range of each individual is within the band of Nil to RMB498,000 (2016: Nil to RMB 447,255).